Land Use Rights, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Land Use Rights, Net [Abstract]
Land use rights	$ 73,785	$ 0
Less: accumulated depreciation and amortization	140	0
Land use rights, net	73,645	0
Land use rights, Remaining Useful Life	44 years
Land use rights, Amortization Expenses	140
Land use rights, Future Amortization Expense per year in next five years	$ 1,677